Income Taxes (Deferred) (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Components of Deferred Tax Assets [Abstract]
Deferred Tax Assets, Tax Loss Carry Forwards	CAD 1,036	CAD 72
Tax credit carry forwards	318	7
Regulatory liabilities - cost of removal	388	42
Deferred Tax Assets, Derivative Instruments	173	204
Pension and post-retirement liabilities	147	129
Regulatory liabilities	101	94
Asset retirement obligations	47	47
Deferred Tax Assets, Goodwill and Intangible Assets	0	0
Deferred Tax Assets, Other	355	136
Deferred Tax Assets, Gross, Total	2,565	731
Deferred Tax Assets, Valuation Allowance	(58)	(18)
Deferred Tax Assets, Net of Valuation Allowance, Total	2,507	713
Components of Deferred Tax Liabilities [Abstract]
Deferred Tax Liabilities, Property, Plant and Equipment	(3,625)	(960)
Deferred Tax Liabilities, Derivatives	(202)	(264)
Deferred Tax Liabilities, Leasing Arrangements	(103)	(89)
Deferred Tax Liabilities, Other	(124)	(130)
Deferred Tax Liabilities, Gross, Total	(4,054)	(1,443)
Noncurrent Deferred Tax Liabilities And Assets [Abstract]
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	125	32
Deferred Tax Liabilities, Net, Noncurrent	(1,672)	(762)
Deferred Tax Assets (Liabilities), Net, Noncurrent, Total	CAD (1,547)	CAD (730)